Intangible Assets and Liabilities - Schedule of Amortization of Intangible Assets and Liabilities (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
LTSA
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible liabilities	$ 871	$ 581
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible liabilities	882	211
Cleco Katrina/Rita right to bill and collect storm recovery charges
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	517	4,870
Cleco Katrina/Rita right to bill and collect storm recovery charges | Cleco Power
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	517	4,870
Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	64	64
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 6,400	$ 5,190